Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Loans Receivable, Net

There was no loans receivable as of December 31, 2012. Loans receivable as of December 31, 2013 consist of the following:

$
Loans receivable:
-Within credit term	15,519,434
-Past due	—

Total loans receivable	15,519,434
Allowance for loan losses	(155,194)

Loans receivable, net	15,364,240

Activity in Allowance for Loan Losses

The following table presents the activity in the allowance for loan losses as of and for the year ended December 31, 2013.

Year Ended December 31, 2013
$
Beginning of the year	—
Provisions	155,194
Charge-off	—

End of the year	155,194